9. Prepaid Expenses and Other Current Assets, net (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of prepaid expenses and other current assets

Prepaid expenses and other current assets, net as of December 31, 2020 and 2019 consist of the following:

	December 31, 2020	December 31, 2019
Value-added tax recoverable, current	$268	$193
Deposit and prepayment for acquisitions, net of provision of $11,069 and $10,921, respectively	56	56
Other deposit and prepayment, net of provision of $3,973 and $3,584, respectively (a)	2,891	2,659
Other receivable, net of provision of $2,466 and $1,968, respectively (b)	1,803	2,262
Total prepaid expenses and other current assets	$5,018	$5,170